UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-05652
DREYFUS MUNICIPAL INCOME, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	3/31/07

FORM N-CSR

Item 1.	Reports to Stockholders.

Dreyfus Municipal Income, Inc.

Protecting Your Privacy Our Pledge to You

THE FUND IS COMMITTED TO YOUR PRIVACY. On this page, you will find the Fund’s policies and practices for collecting, disclosing, and safeguarding “nonpublic personal information,” which may include financial or other customer information.These policies apply to individuals who purchase Fund shares for personal, family, or household purposes, or have done so in the past. This notification replaces all previous statements of the Fund’s consumer privacy policy, and may be amended at any time. We’ll keep you informed of changes as required by law.

YOUR ACCOUNT IS PROVIDED IN A SECURE ENVIRONMENT. The Fund maintains physical, electronic and procedural safeguards that comply with federal regulations to guard nonpublic personal information. The Fund’s agents and service providers have limited access to customer information based on their role in servicing your account.

THE FUND COLLECTS INFORMATION IN ORDER TO SERVICE AND ADMINISTER YOUR ACCOUNT.

The Fund collects a variety of nonpublic personal information, which may include:

  Information we receive from you, such as your name, address, and social security number.
  Information about your transactions with us, such as the purchase or sale of Fund shares.
  Information we receive from agents and service providers, such as proxy voting information.

THE FUND DOES NOT SHARE NONPUBLIC

PERSONAL INFORMATION WITH ANYONE, EXCEPT AS PERMITTED BY LAW.

Thank you for this opportunity to serve you.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Statement of Investments
17	Statement of Assets and Liabilities
18	Statement of Operations
19	Statement of Changes in Net Assets
20	Financial Highlights
22	Notes to Financial Statements
29	Officers and Directors
FOR MORE INFORMATION

Back Cover

Dreyfus
Municipal Income, Inc.	The	Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Municipal Income, Inc., covering the six-month period from October 1, 2006, through March 31, 2007.

Recent volatility in U.S. stock and bond markets has suggested to us that investors’ appetite for risk may be waning. Until late February 2007, the appetite for risk was relatively high, even in market sectors where the danger of fundamental deterioration was clear,such as “sub-prime”mort-gages. While overall valuation levels within the broad stock and bond markets seemed appropriate to us, prices of many lower-quality assets did not fully compensate investors for the risks they typically entail.

Heightened volatility sometimes signals a shift in the economy, but we do not believe this currently is the case.We continue to expect a mid-cycle economic slowdown and a monetary policy of “prolonged pause and eventual ease.”Tightness in the labor market should ease, with the unemployment rate driven somewhat higher by housing-related lay-offs.While we believe there will be a gradual moderation of both CPI and PCE “core” inflation — a measure of underlying long-term inflation that generally excludes energy and food products — we expect the Federal Reserve Board to remain vigilant against inflation risks as it continues to closely monitor upcoming data. As always, your financial advisor can help you identify the investments that may help you potentially profit from these trends and maintain an asset allocation strategy that’s suited for your needs.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Joseph P. Darcy, Senior Portfolio Manager

How did Dreyfus Municipal Income perform during the reporting period?

For the six-month period ended March 31, 2007, the fund achieved a total return of 1.98% (on a net asset value basis).1 During the same period, the fund provided income dividends of $0.25 per share, which is equal to a distribution rate of 5.09% .2

Despite bouts of heightened market volatility stemming from investors’ occasional inflation-related concerns, municipal bonds fared relatively well in an environment of moderate economic growth and stable short-term interest rates. The fund’s income-oriented investment posture enabled it to avoid the full brunt of market volatility, but prevented the fund from participating fully in market rallies.The fund’s monthly dividend distribution remained unchanged during the reporting period.

What is the fund’s investment approach?

The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital from a portfolio that, under normal market conditions, invests at least 80% of the value of its net assets in municipal obligations. Under normal market conditions, the fund invests in municipal obligations which, at the time of purchase, are rated investment-grade or the unrated equivalent as determined by Dreyfus in the case of bonds, and rated in the two highest rating categories or the unrated equivalent as determined by Dreyfus in the case of short-term obligations having, or deemed to have, maturities of less than one year.

We have constructed a portfolio by looking for income opportunities through analysis of each bond’s structure, including paying close attention to a bond’s yield, maturity and early redemption features. Over time, many of the fund’s relatively higher yielding bonds mature or are

The Fund

3

DISCUSSION OF FUND PERFORMANCE (continued)

redeemed by their issuers, and we generally attempt to replace those bonds with investments consistent with the fund’s investment policies, albeit with yields that reflect the then-current interest-rate environ-ment.When we believe that an opportunity presents itself, we seek to upgrade the portfolio’s investments with bonds that, in our opinion, have better structural or income characteristics than existing holdings. When such opportunities arise, we usually will look to sell bonds that are close to redemption or maturity.

What other factors influenced the fund’s performance?

Waning inflation concerns during the fall of 2006 led to a sustained market rally as investors responded positively to reports of softening housing markets, moderating economic growth and falling energy prices.The Federal Reserve Board (the “Fed”) apparently agreed with a more benign inflation outlook, as it held short-term interest rates steady throughout the reporting period, citing the likelihood that a slower economy would relieve prevailing inflationary pressures.

However, near the end of February, turmoil in overseas equity markets and reports of rising delinquencies among U.S. sub-prime mortgage holders sparked fears that the U.S. and global economies might slow more severely than expected.In late March,the Fed commented that the risk of a reacceleration of inflation represented a greater concern than the risk of recession, causing investors to push back their expectations of an eventual rate cut. As a result, municipal bonds ended the reporting period with only slightly higher prices than where they began.

The fund proved to be well positioned for a more volatile market, as the fund’s core holdings of seasoned, income-oriented municipal bonds generally held up better than the general market during market declines. However, the same positioning prevented the fund from participating as strongly as the general market during rallies. In addition, narrowing yield differences along the market’s maturity range reduced

4

the effectiveness of the fund’s leveraging strategy, which seeks to borrow at low short-term rates and reinvest in longer-term municipal bonds at higher rates.

Yield differences along the market’s credit rating spectrum also hovered near historically narrow levels during the reporting period.Therefore, it made little sense to us to incur the risks that lower-rated securities typically entail. We focused instead on income-oriented, investment-grade municipal bonds with maturities in the 20- to 25-year range, which provided most of the yield offered by longer-term bonds but with relatively less interest-rate risk. We emphasized bonds issued to finance health care facilities, which appeared to offer better values than other areas of the market.

What is the fund’s current strategy?

We have maintained the fund’s income-oriented investment posture. Indeed, since many of the fund’s holdings were purchased at higher yields than currently are available from comparable securities, it has made little sense to us to replace existing holdings with newly issued bonds.As the U.S. economy slows and investors become more sensitive to risk, we believe that the fund is positioned for such an environment because of its continued emphasis on income-oriented bonds selling at modest premiums to their face values. Of course, we are prepared to adjust our strategies as economic and market conditions evolve.

April 16, 2007
[1]	Total return includes reinvestment of dividends and any capital gains paid, based upon net asset value per share. Past performance is no guarantee of future results. Market price per share, net asset value per share and investment return fluctuate. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
[2]	Distribution rate per share is based upon dividends per share paid from net investment income during the period, divided by the market price per share at the end of the period.

The Fund

5

STATEMENT OF INVESTMENTS March 31, 2007 (Unaudited)
Long-Term Municipal	Coupon	Maturity	Principal
Investments—157.8%	Rate (%)	Date	Amount ($)	Value ($)

Alabama—6.5%
Jefferson County,
Sewer Revenue Capital
Improvement Warrants (Insured;
FGIC)	5.75	2/1/09	7,500,000 [a]	7,846,350
The Board of Trustees of the
University of Alabama, HR
(University of Alabama at
Birmingham) (Insured; MBIA)	5.88	9/1/10	4,620,000 [a]	4,990,616
Alaska—3.6%
Alaska Housing Finance
Corporation, General Mortgage
Revenue (Insured; MBIA)	6.05	6/1/39	6,845,000	7,021,190
Arkansas—1.6%
Independence County,
PCR (Entergy Arkansas, Inc.
Project)	5.00	1/1/21	3,000,000	3,065,850
California—16.3%
ABAG Financial Authority for
Nonprofit Corporations,
Insured Revenue, COP (Odd
Fellows Home of California)	6.00	8/15/24	5,000,000	5,080,100
California Department of Veteran
Affairs, Home Purchase Revenue	5.20	12/1/28	2,950,000	2,951,947
California Educational Facilities
Authority, Revenue (Mills
College)	5.00	9/1/34	2,000,000	2,077,900
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	6.25	8/15/35	2,500,000	2,718,750
California Housing Finance Agency,
Home Mortgage Revenue	4.80	8/1/36	2,500,000	2,491,650
California Statewide Communities
Development Authority, COP
(Catholic Healthcare West)	6.50	7/1/10	3,545,000 [a]	3,892,091
California Statewide Communities
Development Authority, COP
(Catholic Healthcare West)	6.50	7/1/20	1,455,000	1,577,831
Chabot-Las Positas Community
College District, GO (Insured;
AMBAC)	0.00	8/1/32	6,000,000	1,746,180

6

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
Del Mar Race Track Authority,
Revenue	5.00	8/15/25	3,500,000	3,615,885
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	7.80	6/1/13	3,000,000 [a]	3,667,680
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/47	2,500,000	2,659,125
Colorado—10.3%
Colorado Springs,
HR	6.38	12/15/10	2,835,000 [a]	3,117,508
Colorado Springs,
HR	6.38	12/15/30	2,890,000	3,131,951
Denver City and County,
Special Facilities Airport
Revenue (United Airlines
Project)	6.88	10/1/32	2,480,000	2,535,800
University of Northern Colorado
Board of Trustees, Auxiliary
Facilities System Revenue
(Insured; FSA)	5.42	6/1/35	11,000,000 [b,c]	11,590,920
District of Columbia—1.4%
District of Columbia,
Revenue (Catholic University
America Project) (Insured;
AMBAC)	5.63	10/1/29	2,080,000	2,184,166
District of Columbia Housing
Finance Agency, SFMR
(Collateralized: FHA, FNMA,
GNMA and GIC; Trinity Funding)	7.45	12/1/30	580,000	589,611
Florida—1.4%
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)	6.00	10/1/09	30,000 [a]	31,905
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)	6.00	10/1/26	1,470,000	1,546,028

The Fund

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Florida (continued)
South Lake County Hospital
District, Revenue (South Lake
Hospital, Inc.)	5.80	10/1/34	1,095,000	1,138,614
Georgia—.5%
Milledgeville and Baldwin County
Development Authority, Revenue
(Georgia College and State
University Foundation Property
III, LLC Student Housing
System Project)	5.25	9/1/19	1,000,000	1,063,780
Illinois—10.3%
Chicago
(Insured; FGIC)	6.13	7/1/10	3,685,000 [a]	3,995,461
Chicago
(Insured; FGIC)	6.13	7/1/10	315,000 [a]	341,539
Illinois Development Finance
Authority, Revenue (Community
Rehabilitation Providers
Facilities Acquisition Program)	8.75	3/1/10	55,000	55,585
Illinois Health Facilities
Authority, Revenue (Advocate
Health Care Network)	6.13	11/15/10	5,800,000 [a]	6,273,802
Illinois Health Facilities
Authority, Revenue (OSF
Healthcare System)	6.25	11/15/09	7,000,000 [a]	7,515,830
Illinois Health Facilities
Authority, Revenue (Swedish
American Hospital)	6.88	5/15/10	2,000,000 [a]	2,183,720
Indiana—2.1%
Anderson,
EDR and Improvement Bonds
(Anderson University Project)	5.00	10/1/32	1,450,000	1,471,098
Franklin Township School Building
Corporation, First Mortgage
Bonds	6.13	7/15/10	2,500,000 [a]	2,734,900
Kansas—1.3%
Unified Government of Wyandotte
County/Kansas City, Tax-Exempt
Sales Tax Special Tax
Obligation Revenue
(Redevelopment Project Area B)	5.00	12/1/20	2,500,000	2,604,250

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Maryland—4.9%
Maryland Economic Development
Corporation, Student Housing
Revenue (University of
Maryland, College Park Project)	5.63	6/1/13	2,000,000 [a]	2,215,760
Maryland Health and Higher
Educational Facilities
Authority, Revenue (The Johns
Hopkins University Issue)	6.00	7/1/09	7,000,000 [a]	7,431,620
Massachusetts—9.1%
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.00	7/1/14	5,000,000 [a]	5,401,650
Massachusetts Development Finance
Agency, SWDR (Dominion Energy
Brayton Point Issue)	5.00	2/1/36	2,000,000	2,053,920
Massachusetts Health and
Educational Facilities
Authority, Healthcare System
Revenue (Covenant Health
Systems Obligated Group Issue)	6.00	7/1/31	2,500,000	2,702,850
Massachusetts Housing Finance
Agency, SFHR	5.00	12/1/31	2,500,000	2,555,425
Massachusetts Industrial Finance
Agency, Water Treatment Revenue
(Massachusetts-American
Hingham Project)	6.95	12/1/35	5,235,000	5,308,604
Michigan—3.5%
Hancock Hospital Finance
Authority, Mortgage Revenue
(Portgage Health) (Insured; MBIA)	5.45	8/1/08	2,200,000 [a]	2,249,456
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	4,685,000	4,685,094
Minnesota—1.4%
Minnesota Agricultural and
Economic Development Board,
Health Care System Revenue
(Fairview Health Care Systems)	6.38	11/15/10	2,420,000 [a]	2,660,088
Minnesota Agricultural and
Economic Development Board,
Health Care System Revenue
(Fairview Health Care Systems)	6.38	11/15/29	80,000	86,240

			The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Mississippi—3.1%
Mississippi Business Finance
Corporation, PCR (System
Energy Resources, Inc. Project)	5.88	4/1/22	6,000,000	6,065,160
Missouri—4.6%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.00	6/1/35	2,500,000	2,579,325
Missouri Development Finance
Board, Research Facility
Revenue (Midwest Research
Institute Project)	5.00	11/1/22	1,000,000	1,039,140
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (BJC Health
System)	5.25	5/15/32	2,500,000	2,628,625
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (Saint
Anthony’s Medical Center)	6.25	12/1/10	2,500,000 [a]	2,738,125
Missouri Housing Development
Commission, SFMR
(Homeownership Loan Program)
(Collateralized: FNMA and GNMA)	6.30	9/1/25	160,000	161,571
Nevada—2.2%
Clark County,
IDR (Southwest Gas Corporation
Project) (Insured; AMBAC)	6.10	12/1/38	4,000,000	4,290,200
New Jersey—.9%
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.50	6/15/31	1,610,000	1,707,856
New Mexico—2.4%
Farmington,
PCR (Public Service Company of
New Mexico San Juan Project)	6.30	12/1/16	3,000,000	3,064,680
New Mexico Mortgage Finance
Authority, Single Family
Mortgage Program
(Collateralized: FHLMC and GNMA)	6.85	9/1/31	1,610,000	1,633,313

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York—2.3%
Long Island Power Authority,
Electric System General Revenue	5.00	9/1/27	1,500,000	1,563,855
New York State Dormitory
Authority, Catholic Health
Services of Long Island
Obligated Group Revenue (Saint
Francis Hospital Project)	5.00	7/1/27	2,930,000	3,016,845
North Carolina—3.1%
Gaston County Industrial
Facilities and Pollution
Control Financing Authority,
Exempt Facilities Revenue
(National Gypsum
Company Project)	5.75	8/1/35	1,500,000	1,582,035
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.13	1/1/26	3,000,000	3,121,650
North Carolina Housing Finance
Agency, Home Ownership Revenue	6.25	1/1/29	1,420,000	1,459,519
Ohio—4.7%
Cuyahoga County,
Hospital Improvement Revenue
(The Metrohealth System
Project)	6.13	2/15/09	5,000,000 [a]	5,269,250
Ohio Housing Finance Agency,
Residential Mortgage Revenue
(Collateralized; GNMA)	5.75	9/1/30	65,000	65,466
Rickenbacker Port Authority,
Capital Funding Revenue (OASBO
Expanded Asset Pooled)	5.38	1/1/32	3,590,000	3,961,637
Oklahoma—1.3%
Oklahoma Development Finance
Authority, Revenue (Saint John
Health System)	6.00	2/15/29	2,500,000	2,612,800
Pennsylvania—7.8%
Delaware County Industrial
Development Authority, Water
Facilities Revenue (Aqua
Pennsylvania, Inc. Project)
(Insured; FGIC)	5.00	11/1/38	3,375,000	3,520,834

The Fund

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania (continued)
Pennsylvania Economic Development
Financing Authority, RRR
(Northampton Generating Project)	6.60	1/1/19	3,500,000	3,536,470
Sayre Health Care Facilities
Authority, Revenue (Guthrie Health)	5.88	12/1/31	7,750,000	8,356,825
Rhode Island—1.2%
Rhode Island Housing and Mortgage
Finance Corporation,
Homeownership Opportunity
Revenue	4.70	10/1/32	2,405,000	2,389,079
South Carolina—10.9%
Lancaster Educational Assistance
Program, Inc., Installment
Purchase Revenue (The School
District of Lancaster County,
South Carolina, Project)	5.00	12/1/26	5,000,000	5,166,900
Medical University of South
Carolina, Hospital Facilities
Revenue	6.00	7/1/09	2,500,000 [a]	2,649,100
Piedmont Municipal Power Agency,
Electric Revenue	5.25	1/1/21	3,500,000	3,574,690
Securing Assets for Education,
Installment Purchase Revenue
(Berkeley County School
District Project)	5.13	12/1/30	2,500,000	2,647,400
Tobacco Settlement Revenue
Management Authority of South
Carolina, Tobacco Settlement
Asset-Backed Bonds	6.38	5/15/28	2,900,000	3,134,784
Tobacco Settlement Revenue
Management Authority of South
Carolina, Tobacco Settlement
Asset-Backed Bonds	6.38	5/15/30	3,750,000	4,370,962
Texas—12.0%
Cities of Dallas and Fort Worth,
Dallas/Fort Worth International
Airport, Joint Revenue
Improvement (Insured; FSA)	5.00	11/1/35	2,500,000	2,531,325

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Texas (continued)
Gregg County Health Facilities
Development Corporation, HR
(Good Shepherd Medical Center
Project) (Insured; Radian)	6.38	10/1/10	2,500,000 [a]	2,740,225
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System)	6.38	6/1/11	3,565,000 [a]	3,952,694
Port of Corpus Christi Authority
of Nueces County, Revenue
(Union Pacific Corporation
Project)	5.65	12/1/22	4,500,000	4,700,700
Port of Corpus Christi Industrial
Development Corporation,
Revenue (Valero Refining and
Marketing Company Project)	5.40	4/1/18	2,350,000	2,423,766
Texas
(Veterans Housing Assistance
Program) (Collateralized; FHA)	6.10	6/1/31	7,000,000	7,335,300
Utah—.1%
Utah Housing Finance Agency,
SFMR (Collateralized; FHA)	6.00	1/1/31	185,000	188,293
Vermont—1.1%
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Saint Michael’s
College Project)	6.00	10/1/28	1,500,000	1,668,015
Vermont Housing Finance Agency,
SFHR (Insured; FSA)	6.40	11/1/30	505,000	506,141
Washington—2.7%
Washington Higher Educational
Facilities Authority, Revenue
(Whitman College)	5.88	10/1/09	5,000,000 [a]	5,268,100
West Virginia—3.9%
Braxton County,
SWDR (Weyerhaeuser Company
Project)	5.80	6/1/27	7,450,000	7,616,508

The Fund

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Wisconsin—5.1%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	7.00	6/1/28	2,500,000	2,816,350
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.60	2/15/29	4,975,000	5,140,369
Wisconsin Health and Educational
Facilities Authority, Revenue
(Marshfield Clinic)	5.38	2/15/34	2,000,000	2,114,780
Wyoming—.8%
Sweetwater County,
SWDR (FMC Corporation Project)	5.60	12/1/35	1,500,000	1,597,860
U.S. Related—13.4%
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; MBIA)	6.18	7/1/38	8,000,000 [b,c]	8,216,040
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; MBIA)	6.18	7/1/38	10,000,000 [b,c]	10,270,050
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	6.06	7/1/15	8,000,000 [b,c]	8,166,200

Total Investments (cost $294,779,909)			157.8%	312,021,132
Liabilities, Less Cash and Receivables			(7.2%)	(14,303,883)
Preferred Stock, at redemption value			(50.6%)	(100,000,000)
Net Assets Applicable to
Common Shareholders			100.0%	197,717,249

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date. b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities amounted to $38,243,210 or 19.3% of net assets applicable to Common Shareholders. c Collateral for floating rate borrowings.

14

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance
Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund

15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s	or	Standard & Poor’s	Value (%)†

AAA	Aaa		AAA	25.5
AA	Aa		AA	16.7
A	A		A	26.5
BBB	Baa		BBB	25.3
B	B		B	1.2
Not Rated [d]	Not Rated [d]		Not Rated [d]	4.8
				100.0

†	Based on total investments.
[d]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

16

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2007 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	294,779,909	312,021,132
Interest receivable		4,912,859
Prepaid expenses		4,844
		316,938,835

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		190,528
Cash overdraft due to Custodian		197,704
Payable for floating rate notes issued		18,500,000
Interest and related expenses payable		191,304
Dividends payable to Preferred Shareholders		29,313
Commissions payable		7,051
Accrued expenses		105,686
		19,221,586

Auction Preferred Stock, Series A and B,
par value $.001 per share (4,000 shares
issued and outstanding at $25,000 per share
liquidation preference)—Note 1		100,000,000

Net Assets applicable to Common Shareholders ($)		197,717,249

Composition of Net Assets ($):
Common Stock, par value, $.001 per share
(20,589,320 shares issued and outstanding)		20,589
Paid-in capital		185,575,995
Accumulated investment income—net		503,995
Accumulated net realized gain (loss) on investments		(5,624,553)
Accumulated net unrealized appreciation
(depreciation) on investments		17,241,223

Net assets applicable to Common Shareholders		197,717,249

Shares Outstanding
(110 million shares authorized)		20,589,320
Net Asset Value, per share of Common Stock ($)		9.60

See notes to financial statements.

The Fund

17

STATEMENT OF OPERATIONS Six Months Ended March 31, 2007 (Unaudited)
Investment Income ($):
Interest Income	9,116,616
Expenses:
Management fee—Note 3(a)	1,042,208
Interest and related expenses	359,211
Commissions fees—Note 1	132,830
Professional fees	38,850
Shareholders’ reports	22,057
Shareholder servicing costs—Note 3(b)	14,757
Custodian fees—Note 3(b)	10,849
Registration fees	10,000
Directors’ fees and expenses—Note 3(c)	2,037
Miscellaneous	22,489
Total Expenses	1,655,288
Investment Income—Net	7,461,328

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	105,973
Net unrealized appreciation (depreciation) on investments	(1,871,694)
Net Realized and Unrealized Gain (Loss) on Investments	(1,765,721)
Dividends on Preferred Stock	(1,752,684)
Net Increase in Net Assets Resulting from Operations	3,942,923

See notes to financial statements.
18

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2007	Year Ended
	(Unaudited)	September 30, 2006

Operations ($):
Investment income—net	7,461,328	13,452,056
Net realized gain (loss) on investments	105,973	553,292
Net unrealized appreciation
(depreciation) on investments	(1,871,694)	(804,643)
Dividends on Preferred Stock	(1,752,684)	(3,125,231)
Net Increase (Decrease) in Net Assets
Resulting from Operations	3,942,923	10,075,474

Dividends to Common Shareholders from ($):
Investment income—net	(5,064,973)	(10,624,089)
Total Increase (Decrease) in Net Assets	(1,122,050)	(548,615)

Net Assets ($):
Beginning of Period	198,839,299	199,387,914
End of Period	197,717,249	198,839,299
Undistributed (distributions in
excess of) investment income—net	503,995	(139,676)

See notes to financial statements.

The Fund

19

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and dis-tributions.These figures have been derived from the fund’s financial statements, and with respect to common stock, market price data for the fund’s common shares.

Six Months Ended
March 31, 2007			Year Ended September 30,

(Unaudited)		2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	9.66	9.68	9.51	9.51	9.78	9.66
Investment Operations:
Investment income—net [a]	.36	.65	.68	.69	.72	.76
Net realized and unrealized
gain (loss) on investments	(.08)	.00[b]	.21	.09	(.24)	.00[b]
Dividends on Preferred Stock
from investment income—net	(.09)	(.15)	(.10)	(.06)	(.07)	(.08)
Total from Investment Operations	.19	.50	.79	.72	.41	.68
Distributions to
Common Shareholders:
Dividends from investment
income—net	(.25)	(.52)	(.62)	(.72)	(.68)	(.56)
Net asset value, end of period	9.60	9.66	9.68	9.51	9.51	9.78
Market value, end of period	9.66	9.17	9.35	10.25	9.69	9.60

Total Return (%) [c]	8.10[d]	3.86	(2.58)	14.08	8.48	17.28

20

	Six Months Ended
	March 31, 2007		Year Ended September 30,

	(Unaudited)	2006	2005	2004	2003	2002

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets
applicable to Common Stock [e]	1.67[f,g]	1.61[h]	1.48[h]	1.40[h]	1.42[h]	1.44[h]
Ratio of net investment income
to average net assets
applicable to Common Stock [e]	7.53[f]	6.83	7.03	7.29	7.60	7.93
Ratio of total expenses
to total average net assets	1.11[f,g]	1.06[h]	.99[h]	.93[h]	.94[h]	.94[h]
Ratio of net investment income
to total average net assets	5.01[f]	4.53	4.67	4.81	5.02	5.23
Portfolio Turnover Rate	3.83[d,g] 10.09		12.62	6.72	9.88	5.32
Asset coverage of Preferred
Stock, end of period	298	300	299	295	294	299

Net Assets, net of Preferred
Stock, end of period
($ x 1,000)	197,717	198,839	199,388	195,395	194,390	199,361
Preferred Stock outstanding,
end of period ($ x 1,000)	100,000	100,000	100,000	100,000	100,000	100,000

[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c] Calculated based on market value.
[d] Not annualized.
[e]	Does not reflect the effect of dividends to Preferred Stockholders.
[f] Annualized.
[g]	Ratio of total expenses to average net assets, ratio of net expenses to average net assets and portfolio turnover rate
	have been adjusted to reflect participation in inverse floater structures.
[h]	Ratio of total expenses to average net assets for prior periods have been restated.This restatement has no impact on
	the fund’s previously reported net assets, net investment income, net asset value or total return. See Note 5.
See notes to financial statements.

The Fund

21

NOTES TO FINANCIAL STATEMENTS ( U n a u d i t e d )

22

NOTE 1—Significant Accounting Policies:

Dreyfus Municipal Income, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified closed-end management investment company. The fund’s investment objective is to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).The fund’s Common Stock trades on the American Stock Exchange under the ticker symbol DMF.

On December 4, 2006, Mellon Financial and The Bank of New York Company, Inc. announced that they had entered into a definitive agreement to merge. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, Dreyfus would become a wholly-owned subsidiary of The Bank of New York Mellon Corporation.The transaction is subject to certain regulatory approvals and the approval of The Bank of New York Company, Inc.’s and Mellon Financial’s shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Mellon Financial and The Bank of New York Company, Inc. expect the transaction to be completed in the third quarter of 2007.

The fund has outstanding 2,000 shares of Series A and 2,000 shares of Series B Auction Preferred Stock (“APS”), with a liquidation preference of $25,000 per share (plus an amount equal to accumulated but unpaid dividends upon liquidation). APS dividend rates are determined pursuant to periodic auctions. Deutsche Bank Trust Company America, as Auction Agent, receives a fee from the fund for its services in connection with such auctions.The fund also compensates broker-dealers generally at an annual rate of .25% of the purchase price of the shares of APS placed by the broker-dealer in an auction.

The fund is subject to certain restrictions relating to the APS. Failure to comply with these restrictions could preclude the fund from declaring any distributions to common shareholders or repurchasing com-

mon shares and/or could trigger the mandatory redemption of APS at liquidation value.

The holders of the APS, voting as a separate class, have the right to elect at least two directors.The holders of the APS will vote as a separate class on certain other matters, as required by law. The fund has designated Whitney I. Gerard and George L. Perry to represent holders of APS on the fund’s Board of Directors.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in municipal debt securities are valued on the last business day of each week and month by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service,based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on the last business day of each week and month.

The Fund

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

24

On September 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value mea-surements.The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

(c) Dividends to shareholders of Common Stock (“Common Shareholder(s)”): Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986,as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

For Common Shareholders who elect to receive their distributions in additional shares of the fund, in lieu of cash, such distributions will be reinvested at the lower of the market price or net asset value per share (but not less than 95% of the market price) based on the record date’s respective prices. If the net asset value per share on the record date is lower than the market price per share, shares will be issued by the fund at the record date’s net asset value on the payable date of the distribution. If the net asset value per share is less than 95% of the market value, shares will be issued by the fund at 95% of the market value. If the market price is lower than the net asset value per share on the record date, Mellon will purchase fund shares in the open market commencing on the payable date and reinvest those shares accordingly.As a result of purchasing fund shares in the open market, fund shares outstanding will not be affected by this form of reinvestment.

On March 29, 2007, the Board of Directors declared a cash dividend of $.041 per share from investment income-net, payable on April 30, 2007 to Common Shareholders of record as of the close of business on April 16, 2007.

(d) Dividends to shareholders of APS: For APS,dividends are currently reset every 7 days for Series A and Series B.The dividend rates in effect at March 31, 2007 were as follows: Series A 3.50% and Series B 3.70% .

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all

The Fund

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

26

open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The fund has an unused capital loss carryover of $5,820,963 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to September 30, 2006. If not applied, $356,456 of the carryover expires in fiscal 2008, $619,742 expires in fiscal 2009, $1,413,550 expires in fiscal 2010, $360,799 expires in fiscal 2011 and $3,070,416 expires in fiscal 2012.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2006 were as follows: tax exempt income $13,749,320. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended March 31, 2007, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .70% of the value of the fund’s average daily net assets, inclusive of the outstanding auction preferred stock, and is payable monthly.The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, interest on borrowings, brokerage fees and extraordinary expenses, exceed the expense limitation of any state having jurisdiction over the fund, the fund may deduct from payments to be made to the Manager, or the Manager will bear, the amount of such excess to the extent required by state law. During the period ended March 31, 2007, there was no expense reimbursement pursuant to the Agreement.

(b) The fund compensates Mellon Bank, N.A. (“Mellon”), an affiliate of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended March 31, 2007, the fund was charged $11,723 pursuant to the transfer agency agreement.

The fund compensates Mellon under a custody agreement for providing custodial services for the fund. During the period ended March 31, 2007, the fund was charged $10,849 pursuant to the custody agreement.

During the period ended March 31, 2007, the fund was charged $2,044 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $177,451, chief compliance officer fees $3,067, custodian fees $4,913 and transfer agency per account fees $5,097.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended March 31, 2007, amounted to $12,811,902 and $11,940,350, respectively.

At March 31, 2007, accumulated net unrealized appreciation on investments was $17,241,223, consisting of $17,433,501 gross unrealized appreciation and $192,278 gross unrealized depreciation.

At March 31, 2007, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

28
NOTE 5—Restatement

Subsequent to the issuance of the September 30, 2006 financial statements, the fund determined that the transfers of certain tax-exempt municipal bond securities by the fund to special purpose bond trusts in connection with participation in inverse floater structures do not qualify for sale treatment under Statement of Financial Accounting Standard No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities, and should have been accounted for as a secured borrowing.

The correction of the above item resulted in the restatement of the ratio of total expenses of the financial highlights table as shown below:

Ratio of Total Expenses	2006	2005	2004	2003	2002

Common Stock:
As previously reported	1.33	1.32	1.31	1.33	1.33
As restated	1.61	1.48	1.40	1.42	1.44
Common and Preferred Stocks:
As previously reported	.88	.88	.87	.88	.87
As restated	1.06	.99	.93	.94	.94

This restatement has no impact on the fund’s previously reported net assets, net investment income, net asset value per share or total return.

OFFICERS AND DIRECTORS

Dreyfus Municipal Income, Inc.

200 Park Avenue
New York, NY 10166

Directors

Joseph S. DiMartino, Chairman
Clifford L. Alexander, Jr.
Lucy Wilson Benson
David W. Burke
Whitney I. Gerard*
George L. Perry*
** Auction Preferred Stock Directors*

Officers

President
J. David Officer

Vice President
Mark N. Jacobs

Executive Vice President
Joseph P. Darcy

Vice President and Secretary
Michael A. Rosenberg

Vice President and Assistant Secretaries
James Bitetto
Joni Lacks Charatan
Joseph M. Chioffi
Janette E. Farragher
John B. Hammalian
Robert R. Mullery
Jeff Prusnofsky

Treasurer
James Windels

Assistant Treasurers
Robert Robol
Robert Svagna
Gavin C. Reilly

Chief Compliance Officer
Joseph W. Connolly

Portfolio Managers

Joseph P. Darcy
A. Paul Disdier
Douglas J. Gaylor
Joseph A. Irace
Colleen A. Meehan
W. Michael Petty
Bill Vasiliou
James Welch
Monica S. Wieboldt

Investment Adviser

The Dreyfus Corporation

Custodian

Mellon Bank, N.A.

Counsel

Stroock & Stroock & Lavan LLP

Transfer Agent, Dividend Disbursing Agent and Registrar

Mellon Bank N.A. (Common Stock)
Deutsche Bank Trust Company America (Auction Preferred Stock)

Auction Agent

Deutsche Bank Trust Company America (Auction Preferred Stock)

Stock Exchange Listing

AMEX Symbol: DMF

Initial SEC Effective Date

10/21/88

The Net Asset Value appears in the following publications: Barron's, Closed-End Bond Funds section under the heading "Municipal Bond Funds" every Monday; Wall Street Journal, Mutual Funds section under the heading "Closed-End Funds" every Monday; New York Times, Business section under the heading "Closed-End Bond Funds—National Municipal Bond Funds" every Sunday.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the fund may purchase shares of its common stock in the open market when it can do so at prices below the then current net asset value per share.

The Fund 29

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MUNICIPAL INCOME, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 21, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	May 21, 2007

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)